Research and Development Expenses - Schedule of Research and Development Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Research and Development Expenses [Abstract]
Salary and related expenses	$ 4,079	$ 4,429	$ 3,458
Materials and related expenses	812	1,365	1,082
Share based payment	801	663	2,392
Depreciation	371	291	188
Subcontractors	340	304	850
IIA participation	(286)
Other	206	268	213
Total	$ 6,323	$ 7,320	$ 8,183